FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments
July 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.8%
	Aerospace & Defense — 1.6%
159,202	General Dynamics Corp. (a)	$47,555,229
	Air Freight & Logistics — 3.0%
502,382	C.H. Robinson Worldwide, Inc. (a)	44,737,117
365,394	Expeditors International of Washington, Inc. (a)	45,608,479
		90,345,596
	Beverages — 4.6%
1,036,595	Brown-Forman Corp., Class B (a)	46,812,630
688,649	Coca-Cola (The) Co. (a)	45,960,434
269,489	PepsiCo, Inc. (a)	46,532,666
		139,305,730
	Biotechnology — 1.6%
257,192	AbbVie, Inc. (a)	47,662,821
	Building Products — 1.6%
561,168	A.O. Smith Corp. (a)	47,721,727
	Capital Markets — 4.5%
1,980,766	Franklin Resources, Inc. (a)	45,300,118
94,091	S&P Global, Inc. (a)	45,608,731
396,223	T. Rowe Price Group, Inc. (a)	45,252,629
		136,161,478
	Chemicals — 9.0%
174,174	Air Products and Chemicals, Inc. (a)	45,955,810
498,679	Albemarle Corp. (a)	46,711,262
184,655	Ecolab, Inc. (a)	42,598,062
102,127	Linde PLC (a)	46,314,594
361,864	PPG Industries, Inc. (a)	45,949,491
136,497	Sherwin-Williams (The) Co. (a)	47,883,148
		275,412,367
	Commercial Services & Supplies — 1.5%
60,103	Cintas Corp. (a)	45,915,086
	Consumer Staples Distribution & Retail — 4.6%
636,517	Sysco Corp. (a)	48,789,028
309,456	Target Corp. (a)	46,545,277
641,925	Walmart, Inc. (a)	44,061,732
		139,396,037
	Containers & Packaging — 1.6%
4,496,026	Amcor PLC (a)	47,343,154
	Distributors — 1.6%
333,873	Genuine Parts Co. (a)	49,116,057
	Electric Utilities — 1.5%
600,980	NextEra Energy, Inc. (a)	45,908,862
	Electrical Equipment — 1.5%
397,265	Emerson Electric Co. (a)	46,523,704
	Food Products — 6.0%
723,382	Archer-Daniels-Midland Co. (a)	44,856,918
1,438,272	Hormel Foods Corp. (a)	46,182,914

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
388,080	J.M. Smucker (The) Co. (a)	$45,774,036
610,533	McCormick & Co., Inc. (a)	47,017,146
		183,831,014
	Gas Utilities — 1.5%
359,968	Atmos Energy Corp. (a)	46,032,708
	Health Care Equipment & Supplies — 4.5%
422,525	Abbott Laboratories (a)	44,762,298
190,949	Becton Dickinson & Co. (a)	46,030,166
566,712	Medtronic PLC (a)	45,518,308
		136,310,772
	Health Care Providers & Services — 1.5%
468,616	Cardinal Health, Inc. (a)	47,250,551
	Hotels, Restaurants & Leisure — 1.6%
178,869	McDonald’s Corp. (a)	47,471,833
	Household Products — 7.3%
451,620	Church & Dwight Co., Inc. (a)	44,263,276
341,265	Clorox (The) Co. (a)	45,023,092
469,151	Colgate-Palmolive Co. (a)	46,535,088
322,540	Kimberly-Clark Corp. (a)	43,559,027
269,761	Procter & Gamble (The) Co. (a)	43,366,778
		222,747,261
	Insurance — 6.2%
481,410	Aflac, Inc. (a)	45,916,886
464,535	Brown & Brown, Inc. (a)	46,188,715
174,281	Chubb Ltd. (a)	48,042,300
377,572	Cincinnati Financial Corp. (a)	49,318,455
		189,466,356
	IT Services — 1.6%
246,277	International Business Machines Corp. (a)	47,319,663
	Life Sciences Tools & Services — 1.4%
139,975	West Pharmaceutical Services, Inc. (a)	42,856,146
	Machinery — 9.6%
134,865	Caterpillar, Inc. (a)	46,690,263
257,017	Dover Corp. (a)	47,357,952
189,386	Illinois Tool Works, Inc. (a)	46,831,370
192,041	Nordson Corp. (a)	48,073,624
540,810	Pentair PLC (a)	47,520,975
524,596	Stanley Black & Decker, Inc. (a)	55,407,829
		291,882,013
	Metals & Mining — 1.6%
292,784	Nucor Corp. (a)	47,706,225
	Multi-Utilities — 1.5%
472,674	Consolidated Edison, Inc. (a)	46,095,169
	Oil, Gas & Consumable Fuels — 3.1%
292,254	Chevron Corp. (a)	46,897,999
394,052	Exxon Mobil Corp. (a)	46,730,627
		93,628,626

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 1.5%
2,494,217	Kenvue, Inc. (a)	$46,118,072
	Pharmaceuticals — 1.5%
289,993	Johnson & Johnson (a)	45,775,395
	Professional Services — 1.6%
183,408	Automatic Data Processing, Inc. (a)	48,166,609
	Residential REITs — 1.4%
158,483	Essex Property Trust, Inc. (a)	44,115,328
	Retail REITs — 3.0%
422,564	Federal Realty Investment Trust (a)	47,179,270
791,476	Realty Income Corp. (a)	45,454,467
		92,633,737
	Software — 1.5%
85,192	Roper Technologies, Inc. (a)	46,408,342
	Specialty Retail — 1.6%
195,622	Lowe’s Cos., Inc. (a)	48,027,157
	Trading Companies & Distributors — 3.1%
673,301	Fastenal Co. (a)	47,636,046
48,594	W.W. Grainger, Inc. (a)	47,467,105
		95,103,151
	Total Common Stocks	3,067,313,976
	(Cost $2,860,809,978)
MONEY MARKET FUNDS — 0.2%
4,090,952	Dreyfus Government Cash Management Fund, Institutional Shares - 5.21% (b)	4,090,952
	(Cost $4,090,952)
	Total Investments — 101.0%	3,071,404,928
	(Cost $2,864,900,930)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (1.0)%
(1,219)	A.O. Smith Corp.	$(10,366,376)	$90.00	08/16/24	(36,570)
(1,049)	Abbott Laboratories	(11,113,106)	100.00	08/16/24	(713,320)
(624)	AbbVie, Inc.	(11,563,968)	170.00	08/16/24	(984,048)
(1,153)	Aflac, Inc.	(10,997,314)	92.50	08/16/24	(499,249)
(407)	Air Products and Chemicals, Inc.	(10,738,695)	260.00	08/16/24	(477,411)
(1,167)	Albemarle Corp.	(10,931,289)	90.00	08/16/24	(889,254)
(10,608)	Amcor PLC	(11,170,224)	10.00	08/16/24	(1,060,800)
(1,670)	Archer-Daniels-Midland Co.	(10,355,670)	65.00	08/16/24	(75,150)
(874)	Atmos Energy Corp.	(11,176,712)	120.00	08/16/24	(738,530)
(435)	Automatic Data Processing, Inc.	(11,423,970)	250.00	08/16/24	(591,165)
(463)	Becton Dickinson & Co.	(11,161,078)	230.00	08/16/24	(680,610)
(1,154)	Brown & Brown, Inc.	(11,474,222)	95.00	08/16/24	(585,655)
(2,465)	Brown-Forman Corp.	(11,131,940)	45.00	08/16/24	(271,150)
(1,211)	C.H. Robinson Worldwide, Inc.	(10,783,955)	87.50	08/16/24	(496,510)
(1,122)	Cardinal Health, Inc.	(11,313,126)	95.00	08/16/24	(861,696)
(307)	Caterpillar, Inc.	(10,628,340)	350.00	08/16/24	(346,910)
(671)	Chevron Corp.	(10,767,537)	160.00	08/16/24	(278,465)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(411)	Chubb Ltd.	$(11,329,626)	$260.00	08/16/24	$(719,250)
(1,044)	Church & Dwight Co., Inc.	(10,232,244)	105.00	08/16/24	(54,288)
(885)	Cincinnati Financial Corp.	(11,559,870)	120.00	08/16/24	(973,500)
(141)	Cintas Corp.	(10,771,554)	760.00	08/16/24	(167,790)
(792)	Clorox (The) Co.	(10,448,856)	135.00	08/16/24	(269,280)
(1,646)	Coca-Cola (The) Co.	(10,985,404)	65.00	08/16/24	(342,368)
(1,092)	Colgate-Palmolive Co.	(10,831,548)	97.50	08/16/24	(267,540)
(1,141)	Consolidated Edison, Inc.	(11,127,032)	95.00	08/16/24	(338,877)
(584)	Dover Corp.	(10,760,784)	185.00	08/16/24	(186,880)
(440)	Ecolab, Inc.	(10,150,360)	240.00	08/16/24	(35,200)
(928)	Emerson Electric Co.	(10,867,808)	115.00	08/16/24	(417,600)
(379)	Essex Property Trust, Inc.	(10,549,844)	280.00	08/16/24	(187,605)
(887)	Expeditors International of Washington, Inc.	(11,071,534)	120.00	08/16/24	(594,290)
(921)	Exxon Mobil Corp.	(10,922,139)	115.00	08/16/24	(442,080)
(1,575)	Fastenal Co.	(11,143,125)	67.50	08/16/24	(664,650)
(983)	Federal Realty Investment Trust	(10,975,195)	110.00	08/16/24	(398,115)
(4,566)	Franklin Resources, Inc.	(10,442,442)	22.50	08/16/24	(347,016)
(370)	General Dynamics Corp.	(11,052,270)	290.00	08/16/24	(407,740)
(774)	Genuine Parts Co.	(11,386,314)	140.00	08/16/24	(619,200)
(3,372)	Hormel Foods Corp.	(10,827,492)	32.00	08/16/24	(236,040)
(440)	Illinois Tool Works, Inc.	(10,880,320)	240.00	08/16/24	(479,600)
(587)	International Business Machines Corp.	(11,278,618)	180.00	08/16/24	(800,081)
(909)	J.M. Smucker (The) Co.	(10,721,655)	120.00	08/16/24	(118,170)
(690)	Johnson & Johnson	(10,891,650)	155.00	08/16/24	(302,220)
(5,885)	Kenvue, Inc.	(10,881,365)	18.00	08/16/24	(541,420)
(744)	Kimberly-Clark Corp.	(10,047,720)	145.00	08/16/24	(11,160)
(241)	Linde PLC	(10,929,350)	445.00	08/16/24	(400,060)
(447)	Lowe’s Cos., Inc.	(10,974,297)	240.00	08/16/24	(456,387)
(1,458)	McCormick & Co., Inc.	(11,228,058)	75.00	08/16/24	(415,530)
(418)	McDonald’s Corp.	(11,093,720)	255.00	08/16/24	(520,410)
(1,347)	Medtronic PLC	(10,819,104)	80.00	08/16/24	(234,378)
(1,493)	NextEra Energy, Inc.	(11,405,027)	72.50	08/16/24	(679,315)
(453)	Nordson Corp.	(11,339,949)	240.00	08/16/24	(511,890)
(656)	Nucor Corp.	(10,688,864)	165.00	08/16/24	(216,480)
(1,353)	Pentair PLC	(11,888,811)	80.00	08/16/24	(1,168,992)
(633)	PepsiCo, Inc.	(10,930,011)	170.00	08/16/24	(278,520)
(843)	PPG Industries, Inc.	(10,704,414)	125.00	08/16/24	(261,330)
(638)	Procter & Gamble (The) Co.	(10,256,488)	170.00	08/16/24	(5,104)
(1,858)	Realty Income Corp.	(10,670,494)	57.50	08/16/24	(150,498)
(189)	Roper Technologies, Inc. (c)	(10,295,775)	570.00	08/16/24	(37,800)
(222)	S&P Global, Inc.	(10,761,006)	480.00	08/16/24	(251,304)
(333)	Sherwin-Williams (The) Co.	(11,681,640)	320.00	08/16/24	(1,053,945)
(1,234)	Stanley Black & Decker, Inc.	(13,033,508)	87.50	08/16/24	(2,517,360)
(1,453)	Sysco Corp.	(11,137,245)	75.00	08/16/24	(341,455)
(929)	T. Rowe Price Group, Inc.	(10,610,109)	115.00	08/16/24	(176,510)
(712)	Target Corp.	(10,709,192)	150.00	08/16/24	(267,000)
(113)	W.W. Grainger, Inc.	(11,037,953)	950.00	08/16/24	(477,425)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,509)	Walmart, Inc.	$(10,357,776)	$70.00	08/16/24	$(167,499)
(338)	West Pharmaceutical Services, Inc. (c) (d)	(10,348,546)	320.00	08/16/24	(113,568)
	Total Written Options				(30,211,213)
	(Premiums received $19,998,929)
	Net Other Assets and Liabilities — 0.0%				1,473,705
	Net Assets — 100.0%				$3,042,667,420

(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2024, the value of these securities amounts to $722,135,628.
(b)	Rate shown reflects yield as of July 31, 2024.
(c)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2024, investments noted as such are valued at $(151,368) or (0.0)% of net assets.

(d)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,067,313,976	$3,067,313,976	$—	$—
Money Market Funds	4,090,952	4,090,952	—	—
Total Investments	$3,071,404,928	$3,071,404,928	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,211,213)	$(25,900,215)	$(4,197,430)	$(113,568)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.